UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2006

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 17th Floor
              --------------------------------------------
              New York, NY 10021-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Leo Kirby
              --------------------------------------------
Title:         Chief Financial Officer
              --------------------------------------------
Phone:         212-521-2418
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.               May 12, 2006
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        66
                                           -----------

Form 13F Information Table Entry Value:      830,422
                                           -----------
                                           (thousands)

List of Other Included Managers:  None


   COLUMN 1                   COLUMN 2     COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
                               TITLE
                                OF                     VALUE      SHRS OR     SH/  PUT/  INVESTMENT  OTHER          VOTING AUTHORITY
   NAME OF ISSUER              CLASS       CUSIP      (x$1000)    PRN AMT     PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED NONE
-----------------              -----       -----      --------    -------     ---  ----  ----------  --------    ----    ------ ----
Acadia Pharmaceuticals Inc.    COM         004225108    9,606       601,104   SH         SOLE                    601,104
Adolor Corp.                   COM         00724X102   26,518     1,114,197   SH         SOLE                  1,114,197
Allos Therapeutics Inc.        COM         019777101   15,403     4,388,380   SH         SOLE                  4,388,380
Altus Pharmaceuticals Inc.     COM         02216N105    5,096       232,381   SH         SOLE                    232,381
Amylin Pharmaceuticals Inc.    COM         032346108   86,843     1,774,112   SH         SOLE                  1,774,112
Anadys Pharmaceuticals Inc.    COM         03252Q408    5,642       350,237   SH         SOLE                    350,237
Anormed Inc.                   COM         035910108   62,518     9,411,500   SH         SOLE                  9,411,500
Arena Pharmaceuticals Inc.     COM         040047102    5,426       299,619   SH         SOLE                    299,619
Array Biopharma Inc.           COM         04269X105    2,465       269,696   SH         SOLE                    269,696
Atherogenics Inc.              COM         047439104      817        50,036   SH         SOLE                     50,036
Autoimmune Inc.                COM         052776101       40        26,100   SH         SOLE                     26,100
Biocryst Pharmaceuticals Inc.  COM         09058V103   32,054     1,774,838   SH         SOLE                  1,774,838
Biomarin Pharmaceutical Inc.   COM         09061G101      511        38,100   SH         SOLE                     38,100
Cerus Corp.                    COM         157085101    3,852       450,000   SH         SOLE                    450,000
Coley Pharmaceutical
  Group Inc.                   COM         19388P106    8,306       548,266   SH         SOLE                    548,266
Columbia Labaratories Inc.     COM         197779101    4,306       866,336   SH         SOLE                    866,336
Corcept Therapeutics Inc.      COM         218352102      524       100,200   SH         SOLE                    100,200
Cotherix Inc.                  COM         22163T103      795        87,000   SH         SOLE                     87,000
Critical Therapeutics Inc.     COM         22674T105    2,054       403,531   SH         SOLE                    403,531
Cubist Pharmaceuticals Inc.    COM         229678107    7,426       323,293   SH         SOLE                    323,293
Curis Inc.                     COM         231269101       64        26,800   SH         SOLE                     26,800
Cytokinetics Inc.              COM         23282W100      717        98,300   SH         SOLE                     98,300
Genomic Health Inc.            COM         37244C101   10,343       997,402   SH         SOLE                    997,402
GTX Inc.                       COM         40052B108      162        14,800   SH         SOLE                     14,800
Halozyme Therapeutics Inc.     COM         40637H109    1,725       500,000   SH         SOLE                    500,000
Icagen Inc.                    COM         45104P104      476        57,315   SH         SOLE                     57,315
Idera Pharmaceuticals Inc.     COM         45168K108   11,455    18,181,820   SH         SOLE                 18,181,820
Incyte Corp.                   COM         45337C102   19,951     3,314,070   SH         SOLE                  3,314,070
Inhibitex Inc.                 COM         45719T103   14,967     2,061,586   SH         SOLE                  2,061,586
Insmed Inc.                    COM         457669208      163        83,817   SH         SOLE                     83,817
Intermune Inc.                 COM         45884X103   11,514       621,058   SH         SOLE                    621,058
Intrabiotics Pharmaceuticals   COM         46116T506    4,137     1,199,234   SH         SOLE                  1,199,234
Ithaka Acquisition
  Corporation                  COM         465707206      347        65,000   SH         SOLE                     65,000
Ligand Pharmaceuticals Inc.    CL B        53220K207      493        38,357   SH         SOLE                     38,357
Medarex Inc.                   COM         583916101   11,796       892,303   SH         SOLE                    892,303
Metabasis Therapeutics Inc.    COM         59101M105   19,892     2,188,354   SH         SOLE                  2,188,354
Monogram Biosciences Inc.      COM         60975U108      858       466,419   SH         SOLE                    466,419
Myriad Genetics Inc.           COM         62855J104   34,186     1,310,325   SH         SOLE                  1,310,325
Neopharm Inc.                  COM         640919106    7,509       898,221   SH         SOLE                    898,221
Neose Technologies Inc.        COM         640522108    1,563       576,923   SH         SOLE                    576,923
Neurogen Corp.                 COM         64124E106   32,968     5,325,999   SH         SOLE                  5,325,999
Nuvelo Inc.                    COM         67072M301   22,650     1,271,067   SH         SOLE                  1,271,067
Onyx Pharmaceuticals Inc.      COM         683399109   19,298       734,866   SH         SOLE                    734,866
Pharmacyclics Inc.             COM         716933106      981       213,219   SH         SOLE                    213,219
Pozen Inc.                     COM         73941U102   10,146       607,544   SH         SOLE                    607,544
Renovis Inc.                   COM         759885106    6,396       300,000   SH         SOLE                    300,000
Seattle Genetics Inc.          COM         812578102    6,166     1,194,927   SH         SOLE                  1,194,927
Senomyx Inc.                   COM         81724Q107      687        41,715   SH         SOLE                     41,715
Spectrum Pharmaceuticals Inc.  COM         84763A108      219        46,700   SH         SOLE                     46,700
Sunesis Pharmaceuticals Inc.   COM         867328502    7,924     1,127,214   SH         SOLE                  1,127,214
Telik Inc.                     COM         87959M109      267        13,800   SH         SOLE                     13,800
Theravance Inc.                COM         88338T104   11,521       410,869   SH         SOLE                    410,869
Trimeris Inc.                  COM         896263100   48,668     3,602,369   SH         SOLE                  3,602,369
Vertex Pharmaceuticals Inc.    COM         92532F100   41,532     1,135,064   SH         SOLE                  1,135,064
Viropharma Inc.                COM         928241108   49,068     3,863,629   SH         SOLE                  3,863,629
Xcyte Therapies Inc.           PFD CV EXCH 98389F408      621        95,500   SH         SOLE                     95,500
Xenoport Inc.                  COM         98411C100    6,271       276,970   SH         SOLE                    276,970
YM Biosciences Inc.            COM         984238105      302        54,876   SH         SOLE                     54,876
Zymogenetics Inc.              COM         98985T109   17,134       792,514   SH         SOLE                    792,514

Alexion Pharmaceuticals
  Notes 1.375% 2/01/2012       CONV BONDS  015351AF6   48,114    38,300,000   PRN        SOLE                 38,300,000
Amylin Pharmaceuticals
   Notes 2.5% 4/15/11          CONV BONDS  032346AD0   13,680     9,000,000   PRN        SOLE                  9,000,000
Biomarin Pharmaceuticals
  Notes 2.5% 3/29/2013         CONV BONDS  09061GAC5   14,630    14,000,000   PRN        SOLE                 14,000,000
Decode Genetics
  Notes 3.5% 4/15/2011         CONV BONDS  243586AB0    2,584     3,000,000   PRN        SOLE                  3,000,000
Incyte Genomics
  Notes 3.5% 2/15/2011         CONV BONDS  45337CAE2   15,533    19,000,000   PRN        SOLE                 19,000,000
Intermune Inc
  Notes .25% 3/01/2011         CONV BONDS  45884XAC7    5,693     6,000,000   PRN        SOLE                  6,000,000
Medarex Inc
  Notes 2.25% 5/15/2011        CONV BONDS  583916AG6   14,850    13,500,000   PRN        SOLE                 13,500,000